FAIR VALUE MEASUREMENT (Details 2) (Recurring basis, Significant Unobservable Inputs (Level 3)) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2014 Available-for-sale CNY	Dec. 31, 2013 Available-for-sale CNY	Dec. 31, 2013 Available-for-sale USD ($)	Dec. 31, 2014 Redemption right granted to a non-controlling shareholder CNY	Dec. 31, 2013 Redemption right granted to a non-controlling shareholder CNY	Dec. 31, 2014 Redemption right granted to employees CNY	Dec. 31, 2013 Redemption right granted to employees CNY	Dec. 31, 2014 Contingent consideration payable CNY	Dec. 31, 2013 Contingent consideration payable CNY	Dec. 31, 2014 Contingent consideration payable USD ($)
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance				3,551		799		5,903	2,906	$ 12,633
Recognized during the period								61,548	6,097
Realized or unrealized loss				(3,576)	(11,146)	(799)		11,308	(194)
Settlement					14,697		799	(4,923)	(3,000)
Foreign exchange translation adjustments	(161)			25				(381)	(166)
Balance					3,551		799	78,378	5,903	12,633
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	11,974		8,638
Recognized during the period	32,953	11,167
Realized or unrealized loss	13,749	1,067
Balance	53,592	11,974	$ 8,638